SHARE OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2023	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Options exercised (in shares)		510,000
Shares issued (in shares)		242,146
Share options exercised, intrinsic value		$ 3.0
Shares option, weighted average exercise price (in dollars per share)		$ 7.35
Number of options awarded (shares)	440,000
Options, expected term	5 years
Vesting period of options awarded to employees	3 years
Initial strike price (usd per share)	$ 12.02